UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam International Growth Fund
The fund's portfolio
12/31/10 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Advertising and marketing services (0.7%)
CyberAgent, Inc. (Japan)	1,597	$3,482,003
		3,482,003

Aerospace and defense (0.3%)
MTU Aero Engines Holding AG (Germany)	22,126	1,497,336
		1,497,336

Agriculture (0.5%)
China Green Holdings, Ltd. (China)	2,418,000	2,373,516
		2,373,516

Airlines (1.9%)
Deutsche Lufthansa AG (Germany) (NON)	148,763	3,253,311
easyJet PLC (United Kingdom) (NON)	521,546	3,578,859
Turk Hava Yollari (Turkey) (NON)	482,918	1,690,933
		8,523,103

Automotive (4.3%)
Bayerische Motoren Werke (BMW) AG (Germany)	40,764	3,207,771
Fiat SpA (Italy)	178,258	3,677,859
Ghabbour Auto (Egypt)	145,902	1,091,814
Kia Motors Corp. (South Korea)	91,310	4,120,656
Nissan Motor Co., Ltd. (Japan)	457,300	4,354,433
Porsche Automobil Holding SE (Preference) (Germany)	33,678	2,686,641
		19,139,174

Banking (8.7%)
Banco Bradesco SA ADR (Brazil)	223,949	4,543,925
Bank of Baroda (India)	109,807	2,202,157
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT
(Indonesia) (NON)	8,400,000	1,351,831
Barclays PLC (United Kingdom)	1,160,185	4,734,207
BNP Paribas SA (France)	64,399	4,099,751
China Construction Bank Corp. (China)	2,147,000	1,925,201
Danske Bank A/S (Denmark) (NON)	199,443	5,116,033
HSBC Holdings PLC (London Exchange) (United Kingdom)	364,751	3,703,766
Mizuho Financial Group, Inc. (Japan)	1,584,200	2,985,743
Sberbank OJSC (Russia) (NON)	1,813,962	6,180,169
Societe Generale (France)	39,517	2,125,231
		38,968,014

Beverage (1.7%)
Anheuser-Busch InBev NV (Belgium)	111,221	6,365,180
Carlsberg A/S Class B (Denmark)	13,448	1,347,285
		7,712,465

Biotechnology (1.1%)
Biotest AG (Preference) (Germany)	54,338	3,366,974
Dendreon Corp. (NON) (S)	44,100	1,539,972
		4,906,946

Broadcasting (0.4%)
Mediaset SpA (Italy)	292,598	1,771,373
		1,771,373

Cable television (1.9%)
DIRECTV Class A (NON)	32,858	1,312,020
Kabel Deutschland Holding AG (Germany) (NON)	89,001	4,150,393
Telenet Group Holding NV (Belgium) (NON)	72,451	2,855,959
		8,318,372

Chemicals (5.0%)
Agrium, Inc. (Canada)	38,480	3,536,836
Brenntag AG (Germany) (NON)	12,932	1,319,381
Fufeng Group, Ltd. (Hong Kong)	1,112,000	974,234
Lanxess AG (Germany)	34,865	2,755,226
Petronas Chemicals Group Bhd (Malaysia) (NON)	1,078,400	1,930,523
Syngenta AG (Switzerland)	21,275	6,230,552
TSRC Corp. (Taiwan)	1,615,000	3,737,144
Uralkali (Russia) (NON)	240,251	1,723,253
		22,207,149

Commercial and consumer services (2.2%)
Compass Group PLC (United Kingdom)	422,302	3,826,472
Synergy Co. (Russia) (NON)	89,684	4,484,200
Wirecard AG (Germany) (S)	118,105	1,618,722

		9,929,394

Computers (1.3%)
Fujitsu, Ltd. (Japan)	356,000	2,477,704
Hewlett-Packard Co.	43,000	1,810,300
Wistron Corp. (Taiwan)	735,000	1,496,709
		5,784,713

Conglomerates (2.2%)
Mitsui & Co., Ltd. (Japan)	323,700	5,347,151
Siemens AG (Germany)	37,547	4,654,094
		10,001,245

Construction (2.4%)
BBMG Corp. (China)	3,278,000	4,444,889
Carillion PLC (United Kingdom)	353,501	2,119,207
Compagnie de Saint-Goban (France)	46,445	2,391,001
Hochtief AG (Germany)	20,761	1,763,907
		10,719,004

Consumer (1.8%)
Christian Dior SA (France)	31,280	4,471,205
Pandora A/S (Denmark) (NON)	58,037	3,498,024
		7,969,229

Consumer goods (2.2%)
Henkel AG & Co. KGaA (Germany)	63,913	3,976,940
Reckitt Benckiser Group PLC (United Kingdom)	102,661	5,643,700
		9,620,640

Electric utilities (0.6%)
Fortum OYJ (Finland)	67,617	2,037,029
Tokyo Electric Power Co. (Japan)	29,200	713,274
		2,750,303

Electrical equipment (2.5%)
Hitachi High-Technologies Corp. (Japan)	106,400	2,487,647
Mitsubishi Electric Corp. (Japan)	690,000	7,241,685
Schneider Electric SA (France)	10,916	1,634,789
		11,364,121

Electronics (1.4%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	229,000	922,437
Samsung Electronics Co., Ltd. (South Korea)	1,539	1,302,574
SanDisk Corp. (NON)	39,800	1,984,428
Woongjin Energy Co., Ltd. (South Korea) (NON)	133,840	2,244,095
		6,453,534

Energy (other) (1.3%)
First Solar, Inc. (NON) (S)	43,602	5,674,364
		5,674,364

Engineering and construction (1.1%)
Hyundai Engineering & Construction Co., Ltd. (South
Korea)	15,208	980,636
Orascom Construction Industries (Egypt)	77,342	3,825,265
		4,805,901

Financial (1.3%)
ORIX Corp. (Japan)	52,740	5,190,843
Warsaw Stock Exchange (Poland) (NON)	46,105	761,411
		5,952,254

Food (4.0%)
BRF - Brasil Foods SA (Brazil)	148,300	2,443,145
Kerry Group PLC Class A (Ireland)	120,169	4,012,279
Nestle SA (Switzerland)	197,020	11,550,321
		18,005,745

Health-care services (0.4%)
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	1,235,668	859,182
Mediceo Paltac Holdings Co., Ltd. (Japan)	79,000	870,966
		1,730,148

Homebuilding (0.7%)
Persimmon PLC (United Kingdom)	515,133	3,348,470
		3,348,470

Insurance (3.0%)
AIA Group, Ltd. (Hong Kong) (NON)	368,600	1,036,139
AXA SA (France)	190,327	3,168,472
ING Groep NV (Netherlands) (NON)	216,126	2,103,868

Ping An Insurance (Group) Co. of China, Ltd. (China)	246,000	2,750,212
Prudential PLC (United Kingdom)	414,533	4,318,519
		13,377,210

Lodging/Tourism (0.9%)
TUI Travel PLC (United Kingdom)	1,077,466	4,137,051
		4,137,051

Machinery (2.3%)
Amada Co., Ltd. (Japan)	387,000	3,151,109
Rheinmetall AG (Germany)	27,863	2,241,754
Samsung Heavy Industries Co., Ltd. (South Korea)	76,450	2,809,133
Sumitomo Heavy Industries, Ltd. (Japan)	289,000	1,858,315
		10,060,311

Manufacturing (0.5%)
Cookson Group PLC (United Kingdom) (NON)	209,275	2,149,178
		2,149,178

Media (1.0%)
WPP PLC (Ireland)	353,456	4,351,979
		4,351,979

Medical technology (0.9%)
Covidien PLC (Ireland)	85,435	3,900,962
		3,900,962

Metals (10.6%)
Ezz Steel (Egypt) (NON)	257,068	867,964
Fortescue Metals Group, Ltd. (Australia) (NON)	266,950	1,787,492
Parkson Holdings Bhd (Malaysia)	1,396,123	2,440,442
Rio Tinto, Ltd. (Australia)	184,968	16,186,265
Teck Resources, Ltd. Class B (Canada)	79,100	4,909,683
Vale SA ADR (Preference) (Brazil)	137,900	4,167,338
Vallourec SA (France)	47,288	4,969,968
Vedanta Resources PLC (United Kingdom)	130,708	5,130,795
Xstrata PLC (United Kingdom)	288,984	6,785,063
		47,245,010

Natural gas utilities (0.7%)
Centrica PLC (United Kingdom)	500,805	2,589,897
Tokyo Gas Co., Ltd. (Japan)	141,000	625,277
		3,215,174

Office equipment and supplies (0.7%)
Canon, Inc. (Japan)	58,700	3,044,186
		3,044,186

Oil and gas (7.0%)
BG Group PLC (United Kingdom)	416,864	8,425,558
Cairn Energy PLC (United Kingdom) (NON)	825,646	5,408,072
Nexen, Inc. (Canada)	170,932	3,914,866
Petroleo Brasileiro SA ADR (Preference) (Brazil)	148,600	5,077,662
Technip SA (France)	50,743	4,688,504
Tullow Oil PLC (United Kingdom)	179,901	3,537,920
		31,052,582

Pharmaceuticals (5.3%)
Astellas Pharma, Inc. (Japan)	134,000	5,108,771
Mitsubishi Tanabe Pharma (Japan)	299,000	5,049,630
Nippon Shinyaku Co., Ltd. (Japan)	275,000	3,936,314
Sanofi-Aventis (France)	62,821	4,019,453
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	74,700	3,894,111
UCB SA (Belgium)	47,325	1,624,414
		23,632,693

Power producers (0.6%)
China Power New Energy Development Co., Ltd. (China)
(NON)	14,962,000	1,289,662
China WindPower Group, Ltd. (China) (NON)	15,030,000	1,508,221
		2,797,883

Publishing (0.3%)
Reed Elsevier PLC (United Kingdom)	166,315	1,404,524
		1,404,524

Real estate (0.7%)
E-House China Holdings, Ltd. ADS (China) (S)	91,700	1,371,832
LSR Group OJSC GDR (Russia) (NON)	188,487	1,735,965
		3,107,797

Retail (2.7%)
Hyundai Department Store Co., Ltd. (South Korea)	15,800	1,965,753
Metro AG (Germany)	58,549	4,218,200

Point, Inc. (Japan)	45,270	1,988,021
PPR SA (France)	23,626	3,759,389
		11,931,363

Semiconductor (0.8%)
Jusung Engineering Co., Ltd. (South Korea) (NON)	107,020	1,908,941
Novellus Systems, Inc. (NON)	52,400	1,693,568
		3,602,509

Software (2.1%)
Autonomy Corp. PLC (United Kingdom) (NON)	38,532	904,393
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	65,061	2,353,907
Open Text Corp. (Canada) (NON)	33,500	1,543,010
SAP AG (Germany)	49,900	2,542,176
Shanda Games, Ltd. ADR (China) (NON) (S)	288,500	1,857,940
		9,201,426

Technology services (0.3%)
Zon Multimedia Servicos de Telecomunicacoes e
Multimedia SGPS SA (Portugal)	337,300	1,528,960
		1,528,960

Telecommunications (0.7%)
Koninklijke (Royal) KPN NV (Netherlands)	59,021	861,806
Mobile Telesystems ADR (Russia)	54,500	1,137,415
Telecity Group PLC (United Kingdom) (NON)	176,623	1,295,728
		3,294,949

Telephone (1.2%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	115,100	5,210,551
		5,210,551

Tobacco (2.5%)
Imperial Tobacco Group PLC (United Kingdom)	145,485	4,465,217
Japan Tobacco, Inc. (Japan)	1,831	6,777,722
		11,242,939

Toys (0.4%)
Nintendo Co., Ltd. (Japan)	5,400	1,585,144
		1,585,144

Trucks and parts (0.8%)
Koito Manufacturing Co., Ltd. (Japan)	157,000	2,456,147
Weichai Power Co., Ltd. (China)	157,000	966,485
		3,422,632

Total common stocks (cost $396,140,785)		$437,505,529

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)(i)
	Principal amount	Value

Federal National Mortgage Association 5.5s, 2034	$328,980	$352,905

Total U.S. government agency obligations (cost $352,905)		$352,905

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
January 15, 2014	$175,000	$224,500

Total U.S. treasury obligations (cost $224,500)		$224,500

SHORT-TERM INVESTMENTS (4.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21% (d)	11,864,440	$11,864,440
Putnam Money Market Liquidity Fund 0.15% (e)	2,835,976	2,835,976
SSgA Prime Money Market Fund 0.13% (i) (P)	520,000	520,000
U.S. Treasury Bills with effective yields ranging from
0.28% to 0.32%, March 10, 2011	$2,673,000	2,672,412

Total short-term investments (cost $17,891,936)		$17,892,828

TOTAL INVESTMENTS

Total investments (cost $414,610,126) (b)		$455,975,762

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $275,264,528) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	1/19/11	$7,866,172	$7,380,840	$485,332
	British Pound	Buy	1/19/11	3,729,521	3,718,328	11,193
	Canadian Dollar	Sell	1/19/11	7,731,310	7,550,434	(180,876)
	Euro	Buy	1/19/11	11,457,696	11,193,856	263,840
	Norwegian Krone	Sell	1/19/11	806,768	772,281	(34,487)
	Swedish Krona	Buy	1/19/11	2,986,149	2,897,664	88,485
	Swiss Franc	Buy	1/19/11	1,030,524	959,399	71,125

Barclays Bank PLC
	Australian Dollar	Buy	1/19/11	1,170,914	1,134,311	36,603
	British Pound	Buy	1/19/11	7,527,187	7,507,009	20,178
	Canadian Dollar	Sell	1/19/11	673,432	667,184	(6,248)
	Euro	Sell	1/19/11	3,418,990	3,341,615	(77,375)
	Hong Kong Dollar	Buy	1/19/11	1,047,126	1,049,022	(1,896)
	Japanese Yen	Buy	1/19/11	6,729,762	6,494,177	235,585
	Norwegian Krone	Buy	1/19/11	33,499	32,095	1,404
	Swedish Krona	Buy	1/19/11	180,222	175,094	5,128
	Swiss Franc	Buy	1/19/11	6,463,961	6,019,569	444,392

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	800,942	751,274	49,668
	British Pound	Buy	1/19/11	2,297,717	2,290,114	7,603
	Canadian Dollar	Sell	1/19/11	1,636,080	1,596,668	(39,412)
	Danish Krone	Sell	1/19/11	2,895,396	2,875,377	(20,019)
	Euro	Sell	1/19/11	9,361,909	9,148,361	(213,548)
	Hong Kong Dollar	Sell	1/19/11	945,759	947,081	1,322
	Norwegian Krone	Buy	1/19/11	314,200	301,115	13,085
	Singapore Dollar	Buy	1/19/11	3,464,293	3,415,059	49,234
	Swedish Krona	Buy	1/19/11	522,120	507,250	14,870
	Swiss Franc	Buy	1/19/11	2,148,977	2,001,097	147,880

Credit Suisse AG
	Australian Dollar	Sell	1/19/11	234,592	220,021	(14,571)
	British Pound	Buy	1/19/11	12,339,216	12,302,222	36,994
	Canadian Dollar	Buy	1/19/11	5,230,293	5,105,326	124,967
	Euro	Sell	1/19/11	11,480,025	11,219,192	(260,833)
	Japanese Yen	Buy	1/19/11	3,128,021	3,055,589	72,432
	Norwegian Krone	Buy	1/19/11	947,796	907,236	40,560
	Swedish Krona	Buy	1/19/11	3,327,556	3,265,144	62,412
	Swiss Franc	Buy	1/19/11	2,958,231	2,754,003	204,228

Deutsche Bank AG
	Australian Dollar	Buy	1/19/11	2,590,622	2,430,150	160,472
	Canadian Dollar	Buy	1/19/11	932,120	909,617	22,503
	Euro	Buy	1/19/11	3,781,882	3,696,747	85,135
	Swedish Krona	Buy	1/19/11	1,411,819	1,370,274	41,545
	Swiss Franc	Buy	1/19/11	1,974,296	1,838,473	135,823

Goldman Sachs International
	Australian Dollar	Buy	1/19/11	1,280,547	1,201,789	78,758
	British Pound	Buy	1/19/11	643,704	641,471	2,233
	Euro	Sell	1/19/11	14,483,041	14,154,193	(328,848)
	Japanese Yen	Buy	1/19/11	7,255,044	6,993,504	261,540
	Norwegian Krone	Buy	1/19/11	2,176,019	2,083,513	92,506
	Swedish Krona	Buy	1/19/11	354,515	344,369	10,146

HSBC Bank USA, National Association
	Australian Dollar	Buy	1/19/11	3,457,364	3,244,827	212,537
	British Pound	Sell	1/19/11	2,666,973	2,658,901	(8,072)
	Euro	Sell	1/19/11	125,555	122,657	(2,898)
	Hong Kong Dollar	Sell	1/19/11	2,515,624	2,519,368	3,744
	Norwegian Krone	Buy	1/19/11	1,758,218	1,683,224	74,994
	Swiss Franc	Buy	1/19/11	2,431,188	2,262,263	168,925

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/19/11	498,303	466,987	31,316
	British Pound	Buy	1/19/11	4,793,940	4,777,954	15,986
	Canadian Dollar	Sell	1/19/11	9,965,806	9,722,641	(243,165)
	Euro	Buy	1/19/11	4,644,986	4,538,755	106,231
	Hong Kong Dollar	Sell	1/19/11	1,606,717	1,609,170	2,453
	Japanese Yen	Sell	1/19/11	1,099,389	1,083,795	(15,594)
	Norwegian Krone	Sell	1/19/11	1,653,228	1,584,898	(68,330)
	Singapore Dollar	Buy	1/19/11	3,986,471	3,934,284	52,187
	Swedish Krona	Buy	1/19/11	3,336,777	3,243,669	93,108
	Swiss Franc	Buy	1/19/11	2,940,024	2,737,572	202,452

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/19/11	321,337	300,750	(20,587)
	British Pound	Sell	1/19/11	284,739	283,985	(754)
	Canadian Dollar	Buy	1/19/11	848,367	839,970	8,397
	Euro	Sell	1/19/11	10,283,178	10,057,075	(226,103)
	Japanese Yen	Buy	1/19/11	5,450,941	5,258,559	192,382
	Swedish Krona	Buy	1/19/11	810,752	786,865	23,887
	Swiss Franc	Buy	1/19/11	2,074,542	1,931,206	143,336

State Street Bank and Trust Co.
	Australian Dollar	Buy	1/19/11	2,528,398	2,371,434	156,964
	Canadian Dollar	Buy	1/19/11	6,934,359	6,768,609	165,750
	Euro	Sell	1/19/11	741,428	724,587	(16,841)
	Norwegian Krone	Sell	1/19/11	1,405,237	1,345,115	(60,122)
	Swedish Krona	Buy	1/19/11	1,830,922	1,778,133	52,789

UBS AG
	Australian Dollar	Buy	1/19/11	2,185,604	2,077,344	108,260
	British Pound	Buy	1/19/11	708,261	707,884	377
	Canadian Dollar	Sell	1/19/11	7,745,068	7,675,428	(69,640)
	Euro	Buy	1/19/11	13,545,058	13,379,930	165,128
	Israeli Shekel	Sell	1/19/11	408,104	399,311	(8,793)
	Norwegian Krone	Buy	1/19/11	963,439	937,181	26,258
	Swedish Krona	Buy	1/19/11	1,260,271	1,223,373	36,898
	Swiss Franc	Buy	1/19/11	7,781,407	7,328,230	453,177

Westpac Banking Corp.
	Australian Dollar	Buy	1/19/11	245,524	230,304	15,220
	British Pound	Sell	1/19/11	607,059	604,797	(2,262)
	Canadian Dollar	Buy	1/19/11	647,222	631,922	15,300
	Euro	Sell	1/19/11	615,204	601,238	(13,966)
	Japanese Yen	Sell	1/19/11	1,670,033	1,611,226	(58,807)

Total						$3,913,190

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	5,865	(F)	9/26/11	(1 month USD-	A basket	$12,972
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$12,972

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $446,682,263.

(b) The aggregate identified cost on a tax basis is $415,242,066, resulting in gross unrealized appreciation and depreciation of $59,070,508 and $18,336,812, respectively, or net unrealized appreciation of $40,733,696.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $11,587,651. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $11,864,440 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,387 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $46,475,914 and $47,790,982, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $64,309 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United Kingdom	17.5%
Japan	17.1
Germany	9.8
France	8.0
United States	4.5
China	4.2
Australia	4.1
Switzerland	4.0
Brazil	3.7
South Korea	3.5
Russia	3.4
Canada	3.1
Ireland	2.8
Belgium	2.4
Denmark	2.2
Taiwan	1.4
Egypt	1.3
Italy	1.2
Malaysia	1.0
Hong Kong	1.0
Israel	0.9
Netherlands	0.7

India	0.5
Finland	0.5
Other	1.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $347,892 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $44,515 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$82,544,679	$--	$--

	Capital goods	36,343,665	--	--

	Communication services	16,823,872	--	--

	Conglomerates	10,001,245	--	--

	Consumer cyclicals	64,831,504	--	--

	Consumer staples	50,799,989	--	--

	Energy	36,726,946	--	--

	Financials	61,405,275	--	--

	Health care	34,170,749	--	--

	Technology	26,571,142	--	--

	Transportation	8,523,103	--	--

	Utilities and power	8,763,360	--	--

Total common stocks		437,505,529	--	--

U.S. government agency obligations		--	352,905	--

U.S. treasury obligations		--	224,500	--

Short-term investments		3,355,976	14,536,852	--

Totals by level		$440,861,505	$15,114,257	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$3,913,190	$--

Total return swap contracts		--	12,972	--

Totals by level		$--	$3,926,162	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$5,907,237	$1,994,047

Equity contracts	12,972	--

Total	$5,920,209	$1,994,047

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011